Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 66,933,000	$ 63,921,000
Amounts due from related parties	$ 2,230,000	$ 348,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 3,304,000	$ 3,696,000
Derivative assets	8,112,000	13,019,000
Other current assets	14,793,000	8,795,000
Total current assets	95,372,000	89,779,000
Long-term assets:
Vessels, net of accumulated depreciation	1,462,192,000	1,492,998,000
Right-of-use assets	1,269,000	2,126,000
Deferred tax assets	3,326,000	4,358,000
Derivative assets	5,189,000	7,229,000
Accrued income	4,817,000
Total Long-term assets	1,476,793,000	1,506,711,000
Total assets	1,572,165,000	1,596,490,000
Current liabilities:
Trade accounts payable	5,766,000	10,243,000
Accrued expenses	11,465,000	14,775,000
Current portion of long-term debt	256,659,000	98,960,000
Current lease liabilities	1,172,000	982,000
Income taxes payable	60,000	44,000
Current portion of contract liabilities	2,889,000
Prepaid charter	7,276,000	467,000
Amount due to related parties	$ 1,835,000	$ 2,106,000
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 287,122,000	$ 127,577,000
Long-term liabilities:
Long-term debt	648,075,000	857,829,000
Lease liabilities	97,000	1,144,000
Contract liabilities	23,776,000
Deferred tax liabilities	91,000	127,000
Deferred revenues	1,869,000	2,336,000
Total long-term liabilities	673,908,000	861,436,000
Total liabilities	961,030,000	989,013,000
Series A Convertible Preferred Units	84,308,000	84,308,000
Partners' capital:
General partner interest	9,353,000	9,285,000
Total partners' capital	526,827,000	523,169,000
Total liabilities and equity	1,572,165,000	1,596,490,000
Common units
Partners' capital:
Common unitholders	513,603,000	510,013,000
Class B unit
Partners' capital:
Common unitholders	$ 3,871,000	$ 3,871,000